FAIR VALUE MEASUREMENTS, Key Inputs into Modified Black-Scholes Model for Private Placement Warrants (Q3) (Details)	Sep. 30, 2021 shares	Dec. 31, 2020	Sep. 22, 2020 shares
Key Inputs into Modified Black-Scholes Model for Private Placement Warrants [Abstract]
Measurement input	5 years	5 days
Common Stock Price [Member]
Key Inputs into Modified Black-Scholes Model for Private Placement Warrants [Abstract]
Measurement input	9.79
Expected Term [Member]
Key Inputs into Modified Black-Scholes Model for Private Placement Warrants [Abstract]
Measurement input	5 years 6 months
Estimated Probability of Successful Business Combination [Member]
Key Inputs into Modified Black-Scholes Model for Private Placement Warrants [Abstract]
Measurement input	0.9000
Exercise Price [Member]
Key Inputs into Modified Black-Scholes Model for Private Placement Warrants [Abstract]
Measurement input	11.50
Risk-free Rate of Interest [Member]
Key Inputs into Modified Black-Scholes Model for Private Placement Warrants [Abstract]
Measurement input	0.0115
Class A Common Stock [Member]
Key Inputs into Modified Black-Scholes Model for Private Placement Warrants [Abstract]
Number of securities to be called by each unit (in shares)	1		1
Public Warrants [Member]
Key Inputs into Modified Black-Scholes Model for Private Placement Warrants [Abstract]
Number of securities to be called by each unit (in shares)	0.5
Private Placement Warrants [Member] | Expected Volatility [Member]
Key Inputs into Modified Black-Scholes Model for Private Placement Warrants [Abstract]
Measurement input	0.1514